RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Salaries, benefits, and consulting fees	$ 2,558	$ 1,203
ICC [Member]
Statement [Line Items]
Salaries, benefits, and consulting fees	$ 788	$ 281